NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) $ / shares in Units, $ in Millions				3 Months Ended		6 Months Ended
	Apr. 17, 2025	Feb. 28, 2025 USD ($) $ / shares	Feb. 28, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 22, 2022 shares	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for five hundreds (500) reverse stock split
Net income loss				$ 840,889	$ (31,784,170)	$ 1,749,549	$ (21,106,751)
Cash flows from (used in) operations						1,898,279	5,895,982
Accumulated Deficit				61,729,681		61,729,681		$ 59,980,132
Prefunded and investor warrants price per share | $ / shares		$ 4.17
Purchase and sale of institutional investors		$ 17.0	$ 20,552,190
Cash on hand				13,002,242	$ 18,671,111	13,002,242	$ 18,671,111	$ 15,231,108	$ 4,617,034
Working capital				$ 12,052,688		$ 12,052,688
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest											74.00%
Former shareholder [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest											26.00%
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member]
IfrsStatementLineItems [Line Items]
Ownership interest										100.00%
Number of shares issued | shares										7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,452